Total Equity	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Total Equity
Total Equity
Equity attributable to shareholders of Fairfax

Authorized capital
The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.
Issued capital
Issued capital at December 31, 2019 was comprised of 1,548,000 multiple voting shares and 27,467,964 subordinate voting shares without par value prior to deducting 1,385,665 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2018 - 1,548,000, 27,717,325 and 1,228,148 respectively). The multiple voting shares are not traded.

Common stock
The number of shares outstanding was as follows:

	2019	2018
Subordinate voting shares – January 1	26,489,177	27,002,303
Purchases for cancellation	(249,361)	(187,476)
Treasury shares acquired	(229,189)	(415,538)
Treasury shares reissued	71,672	89,888
Subordinate voting shares – December 31	26,082,299	26,489,177
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	26,831,069	27,237,947

During 2019 the company purchased for cancellation 249,361 subordinate voting shares (2018 - 187,476) under the terms of its normal course issuer bids at a cost of $118.0 (2018 - $92.7), of which $56.2 (2018 - $46.3) was charged to retained earnings. Subsequent to December 31, 2019 and up to March 5, 2020 the company purchased for cancellation 23,568 subordinate voting shares under the terms of its normal course issuer bid at a cost of $10.0.

During 2019 the company purchased for treasury 229,189 subordinate voting shares at a cost of $104.4 (2018 - 415,538 subordinate voting shares at a cost of $214.0) on the open market for use in its share-based payment awards. Subsequent to December 31, 2019 and up to March 5, 2020 the company purchased for treasury 22,693 subordinate voting shares at a cost of $9.8 on the open market for use in its share-based payment awards. During 2019 the company granted long term incentive options, becoming exercisable only after 15 years, at the exercise price of Cdn$650.00 per share to 24 of its employees on an aggregate of 103,079 previously issued subordinate voting shares of the company purchased on the open market.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 3, 2020	January 17, 2020	January 28, 2020	$10.00	$275.7
January 3, 2019	January 18, 2019	January 28, 2019	$10.00	$278.0
January 3, 2018	January 18, 2018	January 25, 2018	$10.00	$283.2

Preferred stock

The terms of the company's cumulative five-year rate reset preferred shares at December 31, 2019 were as follows:

	Next possible redemption and conversion date(1)(2)	Number of shares outstanding(3)	Carrying value(3)	Stated capital(3)		Liquidation preference per share		Fixed dividend rate per annum	Floating dividend rate per annum(4)

Series C	December 31, 2024	7,515,642	$170.8	Cdn $	187.9	Cdn $	25.00	4.71%	—
Series D	December 31, 2024	2,484,358	$56.4	Cdn $	62.1	Cdn $	25.00	—	4.80%

Series E	March 31, 2020	3,967,134	$90.8	Cdn $	99.2	Cdn $	25.00	2.91%	—
Series F	March 31, 2020	3,572,044	$81.8	Cdn $	89.3	Cdn $	25.00	—	3.81%

Series G	September 30, 2020	7,432,952	$175.3	Cdn $	185.8	Cdn $	25.00	3.32%	—
Series H	September 30, 2020	2,567,048	$60.6	Cdn $	64.2	Cdn $	25.00	—	4.21%

Series I	December 31, 2020	10,465,553	$251.6	Cdn $	261.6	Cdn $	25.00	3.71%	—
Series J	December 31, 2020	1,534,447	$36.9	Cdn $	38.4	Cdn $	25.00	—	4.50%

Series K	March 31, 2022	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	4.67%	—

Series M	March 31, 2020	9,200,000	$179.6	Cdn $	230.0	Cdn $	25.00	4.75%	—

			$1,335.5	Cdn $	1,456.0

(1)	Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.

(2)
Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series D, Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series C, Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.

(3)
For each series of preferred shares, the number of shares outstanding, carrying value and stated capital have remained consistent at January 1, 2018 and December 31, 2018 and December 31, 2019 except for the net conversion of 1,499,258 Series D floating rate cumulative preferred shares with aggregate carrying value of $34.1 and stated capital of Cdn$37.5 into an equal number of Series C fixed rate cumulative preferred shares on December 31, 2019.

(4)
The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

During 2019 the company paid preferred share dividends of $45.8 (2018 - $45.1).

Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2019			December 31, 2018
	Pre-tax amount	(Provision for) recovery of income tax	After-tax amount	Pre-tax amount	Recovery of income tax	After-tax amount
Items that may be subsequently reclassified to net earnings
Currency translation account	(423.4)	1.4	(422.0)	(405.1)	5.7	(399.4)
Share of accumulated other comprehensive loss of associates, excluding share of net losses on defined benefit plans of associates	(79.3)	(2.4)	(81.7)	(68.2)	4.1	(64.1)
	(502.7)	(1.0)	(503.7)	(473.3)	9.8	(463.5)
Items that will not be subsequently reclassified to net earnings
Net losses on defined benefit plans	(147.7)	36.2	(111.5)	(49.2)	7.1	(42.1)
Share of net losses on defined benefit plans of associates	(120.9)	15.1	(105.8)	(78.0)	9.0	(69.0)
Other	(0.8)	10.1	9.3	(0.8)	10.1	9.3
	(269.4)	61.4	(208.0)	(128.0)	26.2	(101.8)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(772.1)	60.4	(711.7)	(601.3)	36.0	(565.3)

Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

		December 31, 2019		December 31, 2018		Net earnings (loss) attributable to non-controlling interests
Subsidiary	Domicile	Minority voting percentage	Carrying value	Minority voting percentage	Carrying value	2019	2018
Allied World(1)	Bermuda	29.9%	1,256.3	32.2%	1,196.6	88.1	6.1
Fairfax India(2)	Canada	6.2%	1,117.2	6.2%	1,095.4	59.0	81.9
Recipe(3)	Canada	38.4%	437.5	43.1%	494.3	28.5	33.6
Brit(4)	U.K.	10.7%	197.4	11.1%	181.9	15.8	(1.7)
Fairfax Africa(5)	Canada	1.5%	195.6	1.7%	267.2	(41.4)	(1.6)
Thomas Cook India(6)	India	33.1%	93.8	33.1%	434.5	(186.2)	283.4
Grivalia Properties(7)	Greece	—	—	47.3%	473.1	8.5	28.6
All other(8)	—	—	231.3	—	107.4	(5.2)	11.6
			3,529.1		4,250.4	(32.9)	441.9

(1)
On April 29, 2019 Allied World paid a dividend of $126.4 (April 30, 2018 - $61.3) to its minority shareholders (OMERS, AIMCo and others). On November 30, 2019 the company made a capital contribution of $320.8 to Allied World which increased its ownership interest to 70.1% from 67.8%. During 2019 Allied World redomesticated from Switzerland to Bermuda.

(2)
Net earnings attributable to non-controlling interests of Fairfax India in 2019 primarily reflected the non-controlling interests' 66.2% share of Fairfax India's share of a spin-off gain at IIFL Holdings on May 31, 2019 (note 6).

(3)
The decrease in the carrying value of Recipe's non-controlling interests at December 31, 2019 compared to December 31, 2018 primarily reflected Recipe's purchase of its common shares for cancellation ($85.3) and the company's purchase of multiple voting shares from Recipe's non-controlling interests ($20.2), partially offset by the non-controlling interests' share of Recipe's net earnings ($28.5).

(4)
On April 29, 2019 Brit paid a dividend of $20.6 to its minority shareholder (OMERS). During 2019 Brit received capital contributions from the company of $70.6 primarily to support its underwriting plans. Subsequent to these transactions, the company’s ownership interest in Brit increased to 89.3% from 88.9% at December 31, 2018.

(5)
The decrease in the carrying value of Fairfax Africa's non-controlling interests at December 31, 2019 compared to December 31, 2018 primarily reflected net losses at CIG and share of loss of Atlas Mara (note 6), partially offset by the consolidation of CIG (note 23).

(6)
The decrease in carrying value of Thomas Cook India's non-controlling interests at December 31, 2019 compared to December 31, 2018 and the net loss attributable to non-controlling interests during 2019 primarily reflected Thomas Cook India's spin-off of its investment in Quess to its shareholders (note 6). Net earnings attributable to non-controlling interests during 2018 primarily reflected the non-controlling interests' 33.0% share of a non-cash remeasurement gain ($889.9) related to the deconsolidation of Quess (note 23).

(7)	On May 17, 2019 the company deconsolidated Grivalia Properties upon the merger of Grivalia Properties into Eurobank (note 23).

(8)	The increase in carrying value at December 31, 2019 compared to December 31, 2018 primarily related to the acquisition of AGT (note 23) and acquisitions by Boat Rocker.
Minority voting percentages in the table above are consistent with equity interests in each subsidiary at December 31, 2019 except for Fairfax India, Recipe, and Fairfax Africa whose minority equity interests were 66.2%, 52.1%, and 38.0% respectively (December 31, 2018 - 66.3%, 56.3%, 41.3%).
Other net changes in capitalization

The impact on retained earnings and non-controlling interests of certain capital transactions and changes in ownership interests of the company's consolidated subsidiaries for the years ended December 31, 2019 and 2018 are included in other net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See note 23 and under the heading "Non-controlling interests" earlier in this note for details of those transactions.

	2019		2018
	Retained earnings	Non-controlling interests	Retained earnings	Non-controlling interests
Thomas Cook India's spin-off of its investment in Quess	—	(147.2)	—	—
Purchase of multiple voting shares from Recipe's non-controlling interests and Recipe's share repurchases	(15.5)	(105.5)	—	—
Fairfax India and Fairfax Africa share repurchases	1.7	(31.8)	—	—
Dividends paid to co-investors in Allied World and Brit	(104.1)	104.1	(86.5)	86.5
Boat Rocker issuance of preferred shares	—	20.0	—	—
Additional investments in Brit	—	—	(63.9)	(233.5)
Recipe's acquisition of The Keg	—	—	(9.3)	(79.1)
Fairfax Africa secondary public offering	—	—	3.9	86.6
Other	8.8	28.7	(29.4)	(67.2)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(109.1)	(131.7)	(185.2)	(206.7)